Consolidated Balance Sheets - USD ($) $ in Thousands		Mar. 31, 2025	Dec. 31, 2024
Current Assets:
Cash and cash equivalents		$ 6,904	$ 13,488
Restricted cash		280	280
Short term bank deposits		29,485	10,793
Trade receivable		60	153
Other assets – funds held in escrow		8,721	30,417
Prepaid expenses and other receivables		1,430	2,500
Total current assets		46,880	57,631
Non-Current Assets
Operating lease right-of-use assets		1,647	1,782
Long term bank deposits		35,237
Property and equipment, net		1,274	1,374
Total non-current assets		38,158	3,156
Total assets		85,038	60,787
Current liabilities:
Trade payables		564	624
Operating lease liabilities		554	551
Employees and payroll accruals		3,280	3,283
Convertible bonds		8,805	30,614
Accrued expenses and other payables		2,880	1,334
Derivative Liabilities		1,712
Total current liabilities		17,795	36,406
Long term liabilities
Operating lease liabilities		1,373	1,457
Warrant liabilities		148	428
Total long-term liabilities		1,521	1,885
SHAREHOLDERS’ EQUITY:
Ordinary Shares	[1]
Capital & Premium		332,497	275,453
Accumulated Deficit		(266,775)	(252,957)
Total shareholders’ equity		65,722	22,496
Total liabilities and shareholders’ equity		$ 85,038	$ 60,787

[1]	Represents less than $1.